Loss Before Income Tax - Summary of Other Income (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit Loss [Abstract]
ADS issuance contribution	$ 1,076,189	$ 587,736
Government grants for research and development expenditures		165,699
Government subsidies	31,112	134,611
Others	771
Other income	$ 1,108,072	$ 888,046